Employee Separation and Plant Phase-Out Costs Employee Separation and Plant Phase-Out Costs Narrative (Details) (Plant Closure and Reductions in Force, USD $) In Millions, unless otherwise specified	3 Months Ended					12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2012 Corporate and elimination Selling and administrative expense
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 1.0	$ 1.3	$ 8.7	$ 1.0	$ 1.1	$ 11.5